Note 8 - Stockholders' Equity (Details) - Assumptions Used in Calculating Fair Value of Warrants Issued, Private Placement	1 Months Ended		12 Months Ended
	Jan. 31, 2013	Jul. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Note 8 - Stockholders' Equity (Details) - Assumptions Used in Calculating Fair Value of Warrants Issued, Private Placement [Line Items]
Expected volatility		47.64%	46.49%	47.08%
Risk free interest rates	0.91%	0.75%	1.38%	0.65%
Expected remaining term (in years)	5 years	5 years	5 years	4 years 186 days
Private Placements [Member] | Derivative Financial Instruments, Liabilities [Member]
Note 8 - Stockholders' Equity (Details) - Assumptions Used in Calculating Fair Value of Warrants Issued, Private Placement [Line Items]
Dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Note 8 - Stockholders' Equity (Details) - Assumptions Used in Calculating Fair Value of Warrants Issued, Private Placement [Line Items]
Expected volatility	47.08%		40.38%	40.96%
Risk free interest rates			1.01%	0.19%
Expected remaining term (in years)			3 years 186 days	1 year 219 days
Maximum [Member]
Note 8 - Stockholders' Equity (Details) - Assumptions Used in Calculating Fair Value of Warrants Issued, Private Placement [Line Items]
Expected volatility	100.00%		100.00%	46.88%
Risk free interest rates			1.27%	0.77%
Expected remaining term (in years)			4 years 25 days	5 years